PROVISIONS AND CONTINGENT LIABILITIES - Possible losses paragraphs (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 52,715,650	R$ 58,742,688
Civil
Contingent liabilities
Amount of lawsuit related to compulsory loan	4,460,000
Estimate loss or value involved in the legal proceeding	38,222,670	44,358,547
Tax
Contingent liabilities
Estimate loss or value involved in the legal proceeding	8,886,621	8,755,786
Labor
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 3,388,474	R$ 3,473,210